Cash and Cash Equivalents and Restricted Cash (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 11,356	$ 16,685
Restricted cash	0	1,424
Total cash and cash equivalents and restricted cash	$ 11,356	$ 18,109	$ 16,855	$ 18,892